Offsetting Financial Assets and Financial Liabilities - Summary of Recognized Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	$ 772,186	$ 535,479
Financial assets, Gross amounts set off	(4,358)	(5,973)
Financial assets, Net amounts presented	767,828	529,506
Financial liabilities, Gross amounts	428,809	292,296
Financial liabilities, Gross amounts set off	(16,312)	(5,973)
Financial liabilities, Net amounts presented	412,497	286,323
Cash and Cash Equivalents
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	468,092	336,197
Financial assets, Net amounts presented	468,092	336,197
Financial Assets at FVPL
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	1,295	1,004
Financial assets, Net amounts presented	1,295	1,004
Trade and Other Receivables
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	244,804	196,939
Financial assets, Gross amounts set off	(4,358)	(5,973)
Financial assets, Net amounts presented	240,446	190,966
Other Assets
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	56,789	1,339
Financial assets, Net amounts presented	56,789	1,339
Trade and Other Payables
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial liabilities, Gross amounts	424,186	283,133
Financial liabilities, Gross amounts set off	(16,312)	(5,973)
Financial liabilities, Net amounts presented	407,874	277,160
Lease Liabilities
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial liabilities, Gross amounts	4,079	3,928
Financial liabilities, Net amounts presented	4,079	3,928
Financial Liabilities
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial liabilities, Gross amounts		5,014
Financial liabilities, Net amounts presented		5,014
Derivative Financial Instruments
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	1,206
Financial assets, Net amounts presented	1,206
Financial liabilities, Gross amounts	544	221
Financial liabilities, Net amounts presented	$ 544	$ 221